Derivatives and Hedging Activities (Fair Value of Forward Exchange Contracts Not Designated as Hedging Instruments) (Details) (Nondesignated [Member], Forward Exchange Contracts [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nondesignated [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
(Loss) gain recognized in income	$ (4,522)	$ 4,528	$ (5,641)	$ 10,103	$ (3,655)	$ (9,948)	$ 3,908